Issued capital and reserves	6 Months Ended
Jun. 30, 2022
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Issued capital and reserves
9. Issued capital and reserves

	Number of ordinary shares	Ordinary share capital £’000	Share premium £’000
At January 1, 2021	338,953,141	1,017	161,785
Issued during the period	205,557,122	617	79,001
Transaction costs for issued share capital	—	—	(234)
At June 30, 2021	544,510,263	1,634	240,552

At January 1, 2022 and June 30, 2022	584,908,239	1,755	247,460

Other capital reserves

	Share- based payments	Equity component of convertible loan	Other warrants issued	Merger reserve	Other reserve	Total
	£’000	£’000	£’000	£’000	£’000	£’000
At January 1, 2021	19,843	34,565	44	40,818	33,104	128,374

Share-based payments expense during the period	1,760	—	—	—	—	1,760
Share option exercise	(108)	—	—	—	—	(108)

At June 30, 2021	21,495	34,565	44	40,818	33,104	130,026

At January 1, 2022	23,026	32,843	44	40,818	33,104	129,835

Share-based payments expense during the period	2,446	—	—	—	—	2,446
Share option exercise	(82)	—	—	—	—	(82)
Issuance of warrants	—	—	70	—	—	70

At June 30, 2022	25,390	32,843	114	40,818	33,104	132,269

Share-based payments
The Company has a share option scheme under which options to subscribe for the Company’s shares have been granted to certain executives, non-executive
directors (“NEDs”) and employees. The share-based payment reserve is used to recognize (i) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and (ii) deferred equity consideration.
The total charge for the six months to June 30, 2022 in respect of all share option schemes was £2.4 million (June 30, 2021: £1.8 million).
During the six months ended June 30, 2022, the Company granted 3,996,400 market value options over ADS under the Mereo 2019 Equity Incentive Plan to certain executives and other employees. The weighted average fair value of options granted was $1.23 per option
.
The weighted average exercise price is $1.39
 per ADS
.
During the same period, the Company granted 507,987 market value options over ADS under the Mereo 2019 NED Equity Incentive Plan to certain non-executive
directors. The weighted average fair value of options granted was $1.10 per option
.
 The weighted average exercise price is $1.24
 per ADS
.
Options over ADSs issued during the six months ended June 30, 2022 were valued using the Black-Scholes model with the following weighted average inputs: expected volatility of 96%; risk free interest rate of 1.79%; expected life of 10 years; and market price per ADS of $1.38.
A total of 353,183
deferred restricted stock units, with a weighted average fair value of $1.12 per restricted stock unit
,
were also granted
 in February 2022
under the Mereo 2019 NED Equity Incentive Plan to certain non-executive directors who elected to receive restricted stock units in lieu of their cash fees for the year commencing February 1, 2022.